Connors Hedge Equity Fund
Schedule of Investments
February 28, 2023 - (Unaudited)
COMMON STOCKS — 91.48% Shares Fair Value
Communications — 4.79%
Alphabet, Inc., Class A
(a)(b)
4,745 $ 427,334
Walt Disney Co. (The)
(a)(b)
3,675 366,067
793,401
Consumer Discretionary — 7.13%
Amazon.com, Inc.
(a)(b)
2,575 242,642
McDonald's Corp.
(b)
1,650 435,452
NIKE, Inc., Class B
(b)
2,700 320,733
TJX Companies, Inc. (The)
(b)
2,375 181,925
1,180,752
Consumer Staples — 9.76%
Coca-Cola Co. (The)
(b)
4,700 279,697
Costco Wholesale Corp.
(b)
615 297,771
PepsiCo, Inc.
(b)
2,030 352,266
Procter & Gamble Co. (The)
(b)
1,980 272,369
Target Corp.
(b)
2,455 413,667
1,615,770
Energy — 5.49%
Chevron Corp.
(b)
2,365 380,221
Devon Energy Corp.
(b)
4,400 237,248
Schlumberger Ltd.
(b)
5,475 291,325
908,794
Financials — 10.32%
American Express Co.
(b)
1,895 329,711
Chubb Ltd.
(b)
1,970 415,710
Goldman Sachs Group, Inc. (The)
(b)
900 316,485
PNC Financial Services Group, Inc.
(The)
(b)
1,590 251,093
Wells Fargo & Co.
(b)
8,485 396,843
1,709,842
Health Care — 15.23%
Abbott Laboratories
(b)
4,020 408,914
AbbVie, Inc.
(b)
2,550 392,445
Eli Lilly & Co.
(b)
1,080 336,118
Johnson & Johnson
(b)
2,270 347,900
Merck & Co., Inc.
(b)
2,445 259,757
Stryker Corp.
(b)
1,510 396,949
UnitedHealth Group, Inc.
(b)
800 380,752
2,522,835
Industrials — 10.34%
Deere & Co.
(b)
740 310,238
Eaton Corp. PLC
(b)
2,300 402,339
Honeywell International, Inc.
(b)
1,650 315,942
Lockheed Martin Corp.
(b)
500 237,130
Raytheon Technologies Corp.
(b)
4,560 447,290
1,712,939

Connors Hedge Equity Fund
Schedule of Investments (continued)
February 28, 2023 - (Unaudited)
COMMON STOCKS — 91.48% - continued Shares Fair Value
Materials — 2.74%
Linde PLC
(b)
1,305 $ 454,623
Real Estate — 3.54%
American Tower Corp., Class A
(b)
1,300 257,413
Realty Income Corp.
(b)
5,145 329,023
586,436
Technology — 20.19%
Analog Devices, Inc.
(b)
2,160 396,295
Apple, Inc.
(b)
4,655 686,193
Cisco Systems, Inc.
(b)
7,900 382,518
Microsoft Corp.
(b)
2,200 548,724
Oracle Corp.
(b)
3,760 328,624
Palo Alto Networks, Inc.
(a)(b)
1,920 361,670
QUALCOMM, Inc.
(b)
2,500 308,825
Visa, Inc., Class A
(b)
1,495 328,810
3,341,659
Utilities — 1.95%
NextEra Energy, Inc.
(b)
4,555 323,542
Total Common Stocks (Cost $15,162,243) 15,150,593
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PUT OPTIONS PURCHASED — 0.67%
S&P 500 Index 7 $ 2,779,105 $ 3,900.00 March 2023 $ 27,790
S&P 500 Index 7 2,779,105 4,000.00 April 2023 81,760
Total Put Options Purchased (Cost $114,527) 109,550
MONEY MARKET FUNDS - 5.74% Shares Fair Value
First American Government Obligations Fund - Class X, 4.37%
(c)
950,725 950,725
Total Money Market Funds (Cost $950,725) 950,725
Total Investments — 97.89% (Cost $16,227,495) 16,210,868
Other Assets in Excess of Liabilities — 2.12% 351,157
NET ASSETS — 100.00% $ 16,562,025
(a) Non-income producing security.
(b) All or a portion of the security is held as collateral for written options.
(c) Rate disclosed is the seven day effective yield as of February 28, 2023.

Connors Hedge Equity Fund
Schedule of Open Written Options Contracts
February 28, 2023 - (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
WRITTEN OPTIONS (0.81)%
WRITTEN CALL OPTIONS (0.71)%
Abbott Laboratories (1) $ (10,172) $ 120.00 March 2023 $ (4)
Abbott Laboratories (1) (10,172) 120.00 May 2023 (24)
AbbVie, Inc. (1) (15,390) 175.00 March 2023 (3)
AbbVie, Inc. (11) (169,290) 165.00 May 2023 (2,089)
AbbVie, Inc. (3) (46,170) 170.00 May 2023 (293)
Alphabet, Inc. (2) (18,012) 105.00 April 2023 (114)
Alphabet, Inc. (12) (108,072) 110.00 April 2023 (354)
Alphabet, Inc. (10) (90,060) 105.00 May 2023 (1,380)
Amazon.com, Inc. (14) (131,922) 115.00 April 2023 (623)
Amazon.com, Inc. (2) (18,846) 110.00 May 2023 (416)
American Express Co. (11) (191,389) 170.00 April 2023 (10,725)
American Tower Corp. (8) (158,408) 250.00 March 2023 (80)
Analog Devices, Inc. (9) (165,123) 180.00 March 2023 (5,939)
Analog Devices, Inc. (4) (73,388) 185.00 March 2023 (1,480)
Apple, Inc. (5) (73,705) 150.00 March 2023 (1,225)
Apple, Inc. (8) (117,928) 155.00 March 2023 (688)
Apple, Inc. (15) (221,115) 175.00 May 2023 (1,043)
Chevron Corp. (9) (144,693) 190.00 March 2023 (23)
Chevron Corp. (4) (64,308) 200.00 March 2023 (8)
Chevron Corp. (3) (48,231) 210.00 March 2023 (6)
Chubb Ltd. (8) (168,816) 240.00 May 2023 (620)
Chubb Ltd. (3) (63,306) 230.00 June 2023 (990)
Cisco Systems, Inc. (5) (24,210) 50.00 March 2023 (155)
Cisco Systems, Inc. (7) (33,894) 52.50 March 2023 (25)
Cisco Systems, Inc. (46) (222,732) 52.50 April 2023 (1,173)
Coca-Cola Co. (The) (8) (47,608) 62.50 April 2023 (252)
Coca-Cola Co. (The) (3) (17,853) 65.00 April 2023 (17)
Coca-Cola Co. (The) (20) (119,020) 62.50 June 2023 (1,860)
Costco Wholesale Corp. (4) (193,672) 510.00 April 2023 (3,599)
Deere & Co. (3) (125,772) 450.00 March 2023 (234)
Deere & Co. (1) (41,924) 470.00 March 2023 (24)
Devon Energy Corp. (7) (37,744) 75.00 April 2023 (21)
Devon Energy Corp. (20) (107,840) 85.00 April 2023 (50)
Eaton Corp. PLC (5) (87,465) 170.00 April 2023 (4,625)
Eaton Corp. PLC (9) (157,437) 170.00 May 2023 (9,944)
Eli Lilly & Co. (1) (31,122) 390.00 March 2023 (20)
Eli Lilly & Co. (6) (186,732) 380.00 April 2023 (480)
Goldman Sachs Group, Inc. (The) (4) (140,660) 380.00 April 2023 (1,340)
Goldman Sachs Group, Inc. (The) (1) (35,165) 395.00 April 2023 (137)
Honeywell International, Inc. (5) (95,740) 220.00 March 2023 (40)
Honeywell International, Inc. (4) (76,592) 230.00 March 2023 (32)
Johnson & Johnson (1) (15,326) 185.00 March 2023 (2)
Johnson & Johnson (2) (30,652) 180.00 April 2023 (14)
Johnson & Johnson (10) (153,260) 185.00 April 2023 (30)
Linde PLC (1) (34,837) 340.00 March 2023 (1,235)

Connors Hedge Equity Fund
Schedule of Open Written Options Contracts (continued)
February 28, 2023 - (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
WRITTEN OPTIONS (0.81)% (continued)
WRITTEN CALL OPTIONS (0.71)% (continued)
Linde PLC (6) $ (209,022) $ 335.00 April 2023 $ (13,080)
Linde PLC (2) (69,674) 360.00 June 2023 (2,760)
Lockheed Martin Corp. (1) (47,426) 485.00 March 2023 (405)
Lockheed Martin Corp. (2) (94,852) 490.00 March 2023 (525)
McDonald's Corp. (4) (105,564) 290.00 March 2023 (8)
McDonald's Corp. (5) (131,955) 280.00 April 2023 (743)
Merck & Co., Inc. (2) (21,248) 110.00 March 2023 (131)
Merck & Co., Inc. (7) (74,368) 115.00 April 2023 (466)
Merck & Co., Inc. (3) (31,872) 115.00 May 2023 (432)
Microsoft Corp. (12) (299,304) 300.00 May 2023 (1,398)
NextEra Energy, Inc. (10) (71,030) 87.50 April 2023 (75)
NextEra Energy, Inc. (11) (78,133) 92.50 April 2023 (55)
NIKE, Inc. (16) (190,064) 130.00 June 2023 (6,080)
Oracle Corp. (22) (192,280) 92.50 April 2023 (4,003)
Oracle Corp. (1) (8,740) 97.50 April 2023 (73)
Palo Alto Networks, Inc. (4) (75,348) 170.00 March 2023 (7,779)
Palo Alto Networks, Inc. (3) (56,511) 180.00 March 2023 (3,330)
Palo Alto Networks, Inc. (6) (113,022) 200.00 March 2023 (882)
PepsiCo, Inc. (9) (156,177) 180.00 March 2023 (261)
PepsiCo, Inc. (3) (52,059) 190.00 April 2023 (99)
PNC Financial Services Group, Inc.
(The) (10) (157,920) 175.00 June 2023 (2,500)
Procter & Gamble Co. (The) (1) (13,756) 150.00 April 2023 (45)
Procter & Gamble Co. (The) (11) (151,316) 150.00 May 2023 (963)
QUALCOMM, Inc. (15) (185,295) 150.00 April 2023 (510)
Raytheon Technologies Corp. (6) (58,854) 100.00 March 2023 (603)
Raytheon Technologies Corp. (21) (205,989) 105.00 May 2023 (3,465)
Realty Income Corp. (31) (198,245) 70.00 March 2023 (93)
Schlumberger Ltd. (33) (175,593) 65.00 May 2023 (2,343)
Stryker Corp. (1) (26,288) 250.00 March 2023 (1,530)
Stryker Corp. (8) (210,304) 270.00 March 2023 (1,879)
Target Corp. (1) (16,850) 180.00 April 2023 (269)
Target Corp. (14) (235,900) 185.00 April 2023 (2,205)
TJX Companies, Inc. (The) (13) (99,580) 85.00 April 2023 (403)
TJX Companies, Inc. (The) (1) (7,660) 87.50 April 2023 (13)
UnitedHealth Group, Inc. (5) (237,970) 590.00 March 2023 (13)
Visa, Inc. (3) (65,982) 230.00 March 2023 (206)
Visa, Inc. (6) (131,964) 235.00 March 2023 (141)
Visa, Inc. (2) (43,988) 240.00 March 2023 (18)
Walt Disney Co. (The) (1) (9,961) 120.00 April 2023 (23)
Walt Disney Co. (The) (10) (99,610) 125.00 June 2023 (670)
Wells Fargo & Co. (31) (144,987) 50.00 April 2023 (2,216)
Wells Fargo & Co. (18) (84,186) 52.50 April 2023 (450)
Total Written Call Options (Premiums Received
$184,136) (116,579)

Connors Hedge Equity Fund
Schedule of Open Written Options Contracts (continued)
February 28, 2023 - (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
WRITTEN OPTIONS (0.81)% (continued)
WRITTEN PUT OPTIONS (0.10)%
S&P 500 Index (7) $ (2,779, 105 ) $ 3,500.00 March 2023 $ (1,173)
S&P 500 Index (7) (2,779, 105 ) 3,600.00 April 2023 (14,350)
Total Written Put Options (Premiums Received
$27,363) (15,523)
Total Written Options (Premiums Received
$211,499) $ (132,102)